Note 14 - Other Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Other Supplement Information [Table Text Block]
	2016	2015

Franchisor operations
Revenues	$105,077	$98,376
Operating earnings	31,807	27,707
Initial franchise fee revenues	6,054	5,474
Depreciation and amortization	3,923	3,533
Total assets	98,816	86,982

Cash payments made during the period
Income taxes	$9,968	$3,358
Interest	8,648	4,366

Non-cash financing activities
Increases in capital lease obligations	$1,785	$1,217

Other expenses
Rent expense	$25,422	$20,229